Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (66.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	73,462	84,645
5.00%, with due dates from 5/20/49 to 3/20/50	239,674	270,782
4.00%, TBA, 1/1/51	4,000,000	4,264,062
3.50%, with due dates from 9/20/49 to 3/20/50	1,132,008	1,242,625

		5,862,114
U.S. Government Agency Mortgage Obligations (63.6%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	120,975	135,479
4.50%, 5/1/49	41,482	45,832
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/51	3,000,000	3,352,969
4.50%, TBA, 1/1/51	4,000,000	4,335,000
4.00%, TBA, 1/1/51	29,000,000	30,968,827
3.50%, TBA, 1/1/51	33,000,000	34,892,345
2.50%, TBA, 2/1/51	6,000,000	6,314,297
2.50%, TBA, 1/1/51	12,000,000	12,650,626
2.00%, TBA, 1/1/51	36,000,000	37,406,250
1.50%, TBA, 1/1/51	16,000,000	16,167,501

		146,269,126

Total U.S. government and agency mortgage obligations (cost $151,698,173)		$152,131,240

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 5/15/47(i)	$103,000	$135,364
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21(i)	208,738	209,714
U.S. Treasury Notes
2.875%, 5/15/28(i)	203,000	235,914
2.125%, 3/31/24(i)	419,000	447,454
2.00%, 2/15/25(i)	39,000	42,055

Total U.S. treasury obligations (cost $1,070,501)		$1,070,501

MORTGAGE-BACKED SECURITIES (43.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (21.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$27,064	$50,068
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.215%, 11/15/35	45,590	81,150
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.752%, 12/15/36	25,838	42,116
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.491%, 4/15/40	1,208,191	112,434
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 9/25/50	6,904,337	1,378,727
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.041%, 12/15/47	1,823,533	218,824
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.941%, 8/15/56	3,545,185	824,823
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.941%, 4/15/47	820,588	150,850
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 1/25/50	6,081,490	936,151
REMICs Ser. 4813, IO, 5.50%, 8/15/48	1,819,422	375,019
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,245,073	186,761
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	5,390,755	844,931
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	622,333	77,500
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	326,228	35,844
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,081,917	98,826
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,451,355	162,827
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,287,573	206,335
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	786,777	98,656
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	615,801	6,439
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,516,322	178,785
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,422,409	79,353
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	896,748	14,249
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	491,605	36,657
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	458,933	28,923
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,032,815	175,979
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	872,106	54,594
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	327,642	10,144
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.38%, 7/25/43(WAC)	1,068,499	10,685
REMICs Ser. 3326, Class WF, zero %, 10/15/35	994	902
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.012%, 7/25/36	38,661	74,229
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	35,008	61,613
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.741%, 2/25/38	26,364	36,392
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	24,499	34,166
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	28,657	34,388
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.302%, 4/25/42	636,118	110,257
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.252%, 4/25/40	529,579	103,501
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 3/25/48	2,887,057	514,473
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 6/25/48	6,597,800	970,081
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 5/25/47	6,334,718	1,077,662
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 10/25/41	212,802	13,222
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,733,274	367,419
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,406,718	263,530
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	99,257	462
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/46	2,198,683	444,620
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 5/25/39	6,883,449	1,290,034
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/50	4,215,107	839,565
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	3,348,507	506,413
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 11/25/49	7,218,365	1,010,571
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.802%, 2/25/43	1,518,355	301,660
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.752%, 10/25/41	1,489,689	239,884
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	62,610	10,368
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,200,856	417,811
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	184,587	30,401
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	8,280,350	1,322,616
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	273,349	52,447
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,100,092	44,004
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	12,315,148	1,757,741
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	857,745	84,173
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	493,139	17,747
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	771,011	59,766
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,391,336	343,072
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	634,163	73,201
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	500,116	54,093
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	513,979	41,118
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	999,767	39,541
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	493,630	24,118
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	607,390	28,019
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	714,971	42,192
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	368,647	8,781
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	1,492,462	9,900
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,189	2,902
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.148%, 9/20/50	4,947,997	1,090,652
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.028%, 4/20/44	3,043,472	654,811
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 7/20/50	4,947,582	730,597
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 1/20/49	3,773,385	574,970
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 11/20/43	1,934,333	379,584
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 9/20/43	324,865	66,750
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 8/20/49	5,592,202	926,852
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 7/20/49	5,486,693	826,241
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 2/20/50	646,569	78,102
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 1/20/50	2,886,781	495,461
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 12/20/49	3,315,763	488,001
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 9/20/49	5,422,597	931,618
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 8/20/49	202,059	28,528
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/49	290,584	35,838
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.448%, 8/20/44	1,517,802	271,108
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	622,324	111,215
Ser. 16-42, IO, 5.00%, 2/20/46	1,635,240	285,459
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,630,752	203,241
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,808,523	503,456
Ser. 14-76, IO, 5.00%, 5/20/44	655,256	109,180
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	465,923	82,701
Ser. 12-146, IO, 5.00%, 12/20/42	416,184	77,855
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	615,317	110,791
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	443,262	79,735
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,000,306	376,938
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,032,951	187,873
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,037,066	377,153
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	350,366	63,111
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,611,910	357,160
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	828,620	113,884
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,420,479	190,827
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	948,284	80,765
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	652,844	124,145
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	909,928	150,023
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,102,619	120,604
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	859,866	129,159
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	195,956	15,769
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	768,340	129,517
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	817,246	72,030
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,480,978	237,253
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	775,233	124,606
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	867,054	131,027
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	534,078	82,141
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	509,056	93,300
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	583,168	37,036
Ser. 16-29, IO, 4.00%, 2/16/46	775,898	121,232
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,187,857	312,535
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,323,074	238,153
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,407,076	167,021
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,322,287	141,472
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	3,446,080	437,835
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	2,469,067	128,384
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	453,883	64,978
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,648,831	112,826
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	406,076	53,497
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	360,680	52,775
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	901,720	124,228
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	620,966	28,506
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	411,078	11,786
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,107,510	143,976
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,464,330	103,001
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,263,221	83,484
Ser. 13-76, IO, 3.50%, 5/20/43	1,257,909	139,200
Ser. 13-28, IO, 3.50%, 2/20/43	369,370	27,175
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	587,655	57,620
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	910,549	84,900
Ser. 13-14, IO, 3.50%, 12/20/42	1,947,275	160,962
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	374,835	35,156
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,094,401	167,586
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,416,788	218,273
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,521,488	226,419
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	702,892	116,120
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	1,396,600	88,520
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,641,728	106,712
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	780,195	19,037
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,592,528	168,514
Ser. 16-H03, Class AI, IO, 3.189%, 1/20/66	3,394,617	251,725
Ser. 15-H10, Class BI, IO, 3.038%, 4/20/65	2,469,201	210,756
Ser. 16-H09, Class BI, IO, 2.978%, 4/20/66	4,493,569	394,428
Ser. 16-H18, Class QI, IO, 2.937%, 6/20/66	2,783,664	278,208
Ser. 16-H02, Class HI, IO, 2.92%, 1/20/66	4,469,972	293,677
Ser. 18-H15, Class KI, IO, 2.814%, 8/20/68	3,409,143	352,357
Ser. 17-H16, Class JI, IO, 2.777%, 8/20/67	8,118,468	891,352
Ser. 16-H10, Class AI, IO, 2.776%, 4/20/66	8,776,827	526,513
Ser. 17-H12, Class QI, IO, 2.627%, 5/20/67	3,497,454	325,267
Ser. 17-H16, Class FI, IO, 2.62%, 8/20/67	2,961,327	273,458
Ser. 15-H15, Class BI, IO, 2.597%, 6/20/65	2,355,879	191,535
Ser. 16-H17, Class KI, IO, 2.533%, 7/20/66	2,589,954	227,656
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66(WAC)	3,941,479	357,492
Ser. 17-H16, Class IH, IO, 2.394%, 7/20/67	5,476,775	410,293
Ser. 16-H23, Class NI, IO, 2.371%, 10/20/66	10,218,256	935,992
Ser. 16-H22, Class AI, IO, 2.324%, 10/20/66	3,831,835	360,058
Ser. 18-H05, Class AI, IO, 2.269%, 2/20/68	2,040,735	231,496
Ser. 17-H08, Class NI, IO, 2.244%, 3/20/67	5,109,330	459,840
Ser. 16-H06, Class CI, IO, 2.219%, 2/20/66	4,708,542	268,693
Ser. 15-H20, Class CI, IO, 2.198%, 8/20/65	4,040,646	375,372
Ser. 16-H06, Class DI, IO, 2.187%, 7/20/65	5,185,498	341,527
Ser. 17-H06, Class BI, IO, 2.186%, 2/20/67	3,953,740	377,783
Ser. 17-H02, Class BI, IO, 2.186%, 1/20/67	2,574,998	254,255
Ser. 17-H09, IO, 2.185%, 4/20/67	4,933,194	394,364
Ser. 15-H24, Class AI, IO, 2.183%, 9/20/65	3,127,564	246,490
Ser. 18-H03, Class XI, IO, 2.18%, 2/20/68	4,172,699	443,975
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67	1,998,507	189,059
Ser. 17-H16, Class IG, IO, 2.041%, 7/20/67	7,430,204	544,000
Ser. 16-H03, Class DI, IO, 2.028%, 12/20/65	3,648,388	260,785
Ser. 18-H05, Class BI, IO, 1.964%, 2/20/68	4,103,801	460,395
Ser. 17-H11, Class DI, IO, 1.925%, 5/20/67	3,701,547	346,247
Ser. 18-H02, Class EI, IO, 1.884%, 1/20/68	5,753,903	645,516
Ser. 15-H25, Class EI, IO, 1.86%, 10/20/65	2,793,290	217,597
Ser. 15-H20, Class AI, IO, 1.83%, 8/20/65	3,432,958	270,860
FRB Ser. 15-H08, Class CI, IO, 1.796%, 3/20/65	1,908,467	133,379
Ser. 15-H23, Class BI, IO, 1.754%, 9/20/65	3,633,450	262,335
Ser. 16-H24, Class CI, IO, 1.70%, 10/20/66	2,420,550	156,443
Ser. 16-H14, IO, 1.688%, 6/20/66	3,434,521	221,097
Ser. 13-H08, Class CI, IO, 1.632%, 2/20/63	3,093,518	130,237
Ser. 14-H21, Class BI, IO, 1.54%, 10/20/64	5,070,317	303,712
Ser. 15-H26, Class CI, IO, 0.52%, 8/20/65	5,843,641	77,136
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,014	912

		49,409,927
Commercial mortgage-backed securities (8.1%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	374,000	295,959
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	281,657
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	1,279,000	1,004,015
Ser. 05-PWR7, Class D, 5.264%, 2/11/41(WAC)	441,000	337,365
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	200,557	200,557
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default)(NON)(WAC)	101,986	72,920
FRB Ser. 06-PW14, Class XW, IO, 0.557%, 12/11/38(WAC)	235,394	2,325
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	409,000	390,602
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	930,800
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.928%, 4/10/47(WAC)	307,000	324,049
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	647,000	498,190
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	344,000	342,989
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45(WAC)	297,000	171,540
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	245,623
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.902%, 12/15/39(WAC)	914,058	9
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	12,160	12,146
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	64,699	65,314
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	527,000	348,880
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.565%, 11/10/46(WAC)	232,000	232,572
FRB Ser. 11-LC2A, Class D, 5.487%, 7/10/44(WAC)	272,000	259,969
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	622,000	541,518
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	160,000	130,228
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	1,270,000	482,600
FRB Ser. 13-GC13, Class D, 4.084%, 7/10/46(WAC)	531,000	402,878
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	266,000	262,539
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47(WAC)	1,183,000	631,372
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	515,000	322,299
FRB Ser. 14-C18, Class E, 4.294%, 2/15/47(WAC)	407,000	161,872
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	984,507
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	378,476
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	581,000	444,103
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	217,866
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51(WAC)	398,000	119,400
FRB Ser. 11-C3, Class F, 5.696%, 2/15/46(WAC)	410,000	94,393
FRB Ser. 11-C4, Class C, 5.426%, 7/15/46(WAC)	234,000	232,083
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	363,000	177,870
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	522,645
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.689%, 9/15/39(WAC)	785,848	2,601
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	13,487	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	413,265	247,963
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	900,000	81,000
FRB Ser. 13-C11, Class F, 4.352%, 8/15/46(WAC)	496,000	158,720
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	546,000	534,681
FRB Ser. 13-C9, Class D, 4.118%, 5/15/46(WAC)	350,000	315,000
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	485,000	212,254
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	1,316,000	954,988
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	975,000	309,545
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	262,773
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	284,187	63,942
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	434,023	427,475
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	701,000	681,348
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	130,313
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	297,000	296,465
Wells Fargo Commercial Mortgage Trust FRB Ser. 20-C56, Class C, 3.75%, 6/15/53(WAC)	281,000	304,174
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	188,000	75,200
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	329,786
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	1,057,995

		18,570,359
Residential mortgage-backed securities (non-agency) (13.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	479,795	243,431
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.621%, 11/27/36(WAC)	745,853	596,682
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.648%, 1/25/36	81,559	101,628
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.328%, 11/25/47	296,697	234,665
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.498%, 3/25/37	992,901	908,060
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	1,040,000
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.402%, 6/25/46(WAC)	302,291	288,113
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 2.109%, 9/25/35	317,641	275,347
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.569%, 8/25/46	115,294	108,225
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.549%, 6/25/46	358,520	316,630
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.848%, 9/25/35	390,863	346,310
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.804%, 11/20/35	432,163	393,902
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	340,799	282,863
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	2,190,899	2,115,876
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 0.328%, 6/25/47	426,003	351,639
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.648%, 5/25/28	266,573	297,719
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.15%, 7/25/28	889,998	943,530
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	571,274	674,569
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.348%, 10/25/27	395,570	457,978
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.698%, 12/25/27	684,150	751,280
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	250,000	258,663
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	607,714	604,319
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.582%, 10/25/50	176,000	215,407
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.398%, 4/25/49	106,000	117,177
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	398,000	446,792
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	141,000	156,541
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	118,000	117,111
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 8/25/50	609,000	731,656
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	430,000	506,325
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	135,000	129,840
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.898%, 9/25/48	174,000	167,890
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	318,816
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	656,420
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	380,000	388,565
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.048%, 9/25/48	190,000	191,989
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.848%, 12/25/30	569,000	572,598
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	367,000	368,850
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	148,965	147,738
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	121,504	120,896
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	147,680	147,151
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	120,000	117,928
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.898%, 10/25/28	89,530	109,742
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	1,113,101	1,350,551
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	566,382	689,525
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 8/25/28	367,821	442,870
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/29	119,598	143,468
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.398%, 4/25/29	19,905	21,145
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	568,517	597,595
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	1,036,177	1,105,568
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	36,391	38,206
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	477,000	504,824
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	104,938	107,118
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.998%, 10/25/29	1,170,000	1,218,814
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	283,000	289,588
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	82,000	85,141
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	60,000	61,500
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	12,375	12,561
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	182,000	182,000
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/30	457,000	461,570
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	482,089	486,332
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.648%, 5/25/30	248,113	247,542
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	47,384	47,150
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.248%, 3/25/31	68,321	67,328
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.248%, 9/25/31	251,000	251,786
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	504,000	505,569
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	45,455	45,427
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.508%, 5/25/36	539,640	193,213
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.458%, 5/25/37	293,274	255,467
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.672%, 5/19/35	292,126	149,570
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.348%, 6/25/37	503,982	240,398
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	329,340
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.891%, 2/26/37	313,936	284,839
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.943%, 8/25/35	80,212	79,167
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	800,000	773,475
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1, Class A1, 3.819%, 5/27/60	241,549	241,944
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.848%, 3/25/28 (Bermuda)	794,000	794,150
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 0.578%, 5/25/46	258,958	229,178
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.358%, 8/25/36	340,662	323,629
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.268%, 8/25/36	283,116	256,131
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	239,164
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35(WAC)	101,652	99,620
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 1.128%, 10/25/45	176,051	173,790
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 3.938%, 4/25/36(WAC)	194,481	191,564

		31,138,678

Total mortgage-backed securities (cost $108,663,315)		$99,118,964

CORPORATE BONDS AND NOTES (23.1%)(a)
		Principal amount	Value
Basic materials (1.6%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$10,525
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		151,000	164,779
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		38,000	39,805
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		87,000	89,066
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		115,000	124,200
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		263,000	270,233
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		90,000	97,425
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		92,000	99,793
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		175,000	189,438
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	65,520
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25		100,000	103,375
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		60,000	65,850
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	63,750
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		203,000	209,090
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		179,000	189,293
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		30,000	32,325
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		95,000	95,238
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		25,000	25,688
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		64,000	65,600
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,575
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		19,000	19,772
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		49,000	49,674
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		121,000	123,193
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		145,000	151,525
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	86,189
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		234,000	286,943
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		305,000	327,012
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		56,000	58,030
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		107,000	111,013
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		20,000	21,400
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		38,000	38,950
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		45,000	46,350
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		121,000	130,529
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		80,000	84,842

			3,572,990
Capital goods (2.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		60,000	61,388
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	246,285
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		10,000	10,775
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	122,188
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	36,663
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	213,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	344,850
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		55,000	59,142
Berry Global, Inc. 144A notes 4.50%, 2/15/26		39,000	39,878
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		80,000	86,200
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		45,000	49,163
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		80,000	83,465
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		265,000	274,938
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	182,625
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		45,000	45,338
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	122,331
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		177,000	181,528
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		150,000	163,125
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		115,000	120,750
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		45,000	48,713
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		177,000	189,833
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		125,000	135,801
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		171,000	176,985
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		190,000	193,563
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		352,000	367,583
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		208,000	224,640
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		105,000	109,331
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29		10,000	11,228
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	89,010
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		148,000	155,592
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		25,000	27,633
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		672,000	715,680
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		223,000	228,018
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	130,788
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		55,000	60,491

			5,309,021
Communication services (2.1%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		266,000	275,643
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,045,000	1,145,581
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		55,000	58,369
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	210,443
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		82,000	83,845
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	129,888
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		245,000	256,891
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		84,000	91,559
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		90,000	97,313
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		105,000	112,350
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		6,000	6,143
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	272,791
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		85,000	88,777
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		40,000	41,100
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		55,000	54,863
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	43,150
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		260,000	342,805
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	155,149
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	501,327
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		190,000	197,695
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	20,495
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	46,406
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	159,084
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	56,228
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		50,000	57,910
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		125,000	142,350
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	79,594
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	164,508
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$55,000	55,138

			4,947,395
Consumer cyclicals (5.1%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		38,000	39,378
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		60,000	62,100
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		60,000	62,250
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		160,000	166,200
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		55,000	58,506
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		50,000	57,836
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		55,000	58,781
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	70,560
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		190,000	180,500
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	27,000
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	80,800
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		6,000	6,285
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		215,000	217,150
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		144,000	117,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		92,000	55,660
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		244,000	247,965
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		102,000	101,745
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		152,000	186,354
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	217,460
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		45,000	50,187
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		78,000	88,433
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		45,000	47,419
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		25,000	26,375
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30		60,000	61,125
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		200,000	219,000
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		45,000	47,611
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	130,938
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		88,000	93,141
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		153,000	157,781
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		130,811	139,968
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		271,721	290,062
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	79,869
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		150,000	172,125
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		194,000	204,726
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		268,000	280,060
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	68,738
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	71,436
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		31,000	33,325
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		128,000	141,760
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		30,000	32,573
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		25,000	30,750
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		55,000	61,188
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	112,304
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$50,000	51,250
LHMC Finco SARL sr. notes Ser. REGS, 6.25%, 12/20/23 (Luxembourg)	EUR	100,000	121,405
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		$181,000	183,715
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		115,000	117,875
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		46,000	46,575
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		99,000	101,723
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	67,111
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		30,000	33,315
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		40,000	46,788
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	48,319
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		160,000	169,200
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		125,000	132,500
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	188,913
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		224,000	219,520
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		110,000	117,150
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	110,000	129,259
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28		$60,000	58,968
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		110,000	115,242
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		55,000	57,544
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		160,000	171,400
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		183,000	187,804
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		80,000	86,924
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		115,000	128,806
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		150,000	151,688
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		36,000	36,797
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		52,000	54,275
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		25,000	25,406
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		170,000	188,275
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	54,588
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	123,463
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		320,000	380,773
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		100,000	103,615
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		98,000	104,615
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		278,000	330,820
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		65,000	67,073
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		105,000	113,148
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	181,020
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		120,000	124,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		95,000	98,800
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		60,000	61,394
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		367,000	387,185
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		115,000	124,200
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	59,065
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		95,000	95,475
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,525
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	115,863
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		125,000	140,000
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	56,625
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		55,000	62,095
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		65,000	72,313
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		115,000	123,516
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		54,000	54,405
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		35,000	36,147
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		145,000	153,700
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		25,000	26,125
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		95,000	93,100
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	103,020
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		70,000	74,550
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 4.375%, 8/15/28		33,000	34,289
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		150,000	154,613
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		250,000	261,875
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		35,000	37,931

			11,712,897
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	81,074
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	79,310
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	101,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	38,566
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		260,000	276,575
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		35,000	37,188
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		18,000	18,355
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,115
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		55,000	57,888
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	225,370
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	65,550
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		81,000	82,721
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	134,875
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	116,161
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		171,000	178,570
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		17,000	18,315
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	94,881
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	164,112
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	38,573
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	123,748
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$130,000	135,200
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		118,000	125,415
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	62,888
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		60,000	74,100
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	135,324
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		230,000	275,713
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	70,725
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		35,000	40,250
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	72,620
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		105,000	115,658
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		95,000	101,294
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		59,000	63,720
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	55,596
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	60,308
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		25,000	27,688

			3,361,196
Energy (4.1%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		189,000	196,548
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	156,375
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		72,000	71,820
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		35,000	37,100
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		25,000	26,426
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		36,000	37,475
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		129,000	130,290
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		160,000	189,276
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		66,000	67,623
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		105,000	107,646
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		105,000	108,266
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		60,000	66,599
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		56,000	62,020
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		60,000	83,220
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		47,000	48,928
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		60,000	67,547
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25		220,000	233,284
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		196,000	211,425
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		115,000	123,050
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	10,543
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		20,000	21,650
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	106,622
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		217,000	225,680
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		55,000	55,413
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		71,000	72,598
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		196,000	201,890
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		115,875	110,081
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		96,000	99,711
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		25,000	26,750
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		19,000	20,390
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		62,000	64,015
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		74,000	74,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		58,000	56,026
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	972,184
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	214,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		879,000	1,087,801
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	197,519
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	462,174
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	14,963
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	30,900
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.50%, 1/23/29 (Mexico)		432,000	447,287
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		1,420,000	1,416,450
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	44,370
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		80,000	84,500
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		136,000	108,460
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		67,000	57,285
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		49,000	39,445
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		96,000	92,640
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		30,000	32,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		130,000	132,763
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		35,000	39,419
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		185,000	200,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		35,000	38,000
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		44,460	41,792
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		88,000	80,080
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	36,575
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		27,000	30,729
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		101,000	106,176
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		45,000	47,700
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		180,000	196,205
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		99,000	104,902

			9,528,081
Financials (2.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	106,181
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	30,675
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		85,000	90,950
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	105,000	131,320
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		$200,000	230,516
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		4,000	4,365
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	274,670
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	120,725
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	233,628
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		230,000	261,202
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		45,000	46,125
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		75,000	83,941
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	55,285
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		115,000	129,384
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		79,000	90,666
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		115,000	119,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	96,613
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	110,126
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		65,000	67,519
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	16,162
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	218,816
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		90,000	91,800
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	157,950
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		122,000	120,475
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		160,000	159,600
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	112,556
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		215,000	222,400
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		60,000	63,675
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		93,000	97,650
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		35,000	36,583
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	630,586
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		110,000	116,325
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		235,000	240,875
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	112,979
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	47,245
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		45,000	50,906
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	70,950
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		269,000	312,376
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		120,000	135,000
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	153,750
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		83,000	81,133
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	214,000

			5,747,283
Health care (2.1%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	166,875
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		220,000	227,984
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	118,032
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		55,000	60,456
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		80,000	86,900
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		160,000	164,906
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		50,000	51,410
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	164,600
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	58,295
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	277,500
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		89,000	94,006
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		82,000	86,486
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		95,000	99,038
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		305,000	328,638
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,800
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	48,544
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 9.875%, 6/30/23		30,000	31,538
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		130,000	153,400
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		35,000	36,243
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		55,000	57,475
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		363,000	429,611
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	281,603
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	58,442
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		35,000	37,363
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		25,000	26,365
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	171,663
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		40,000	41,608
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		240,000	246,005
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		28,000	29,680
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		30,000	32,775
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		235,000	248,806
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		339,000	354,631
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	226,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	212,750

			4,720,678
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		20,000	21,072
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		105,000	108,255
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		40,000	48,033
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		260,000	317,186
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		152,000	157,643
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		78,000	78,975
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		54,000	60,480
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		33,000	35,475
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		224,000	236,979
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		280,000	280,700
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		55,000	56,788
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		203,000	216,956
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		45,000	47,813
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		85,000	87,852
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		279,000	285,626
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		44,000	48,620

			2,088,453
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		170,000	185,557

			185,557
Utilities and power (0.8%)
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		40,000	43,600
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	29,377
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		45,000	46,350
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		58,000	60,001
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	176,800
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		25,000	26,125
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	10,283
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		94,000	99,640
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		27,000	28,513
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		145,000	158,413
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		145,000	168,149
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	185,156
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		49,000	53,900
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		180,000	180,657
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	116,394
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		15,000	15,264
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		30,000	32,134
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		90,000	135
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	56,751
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		30,000	32,488
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		68,000	72,328
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		168,000	175,090
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	79,500

			1,847,048

Total corporate bonds and notes (cost $50,607,674)			$53,020,599

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (13.3%)(a)
		Principal amount	Value
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		$960,000	$1,138,785
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		400,000	162,000
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		75,000	30,175
Buenos Aires (Province of) unsec. FRN 34.187%, 5/31/22 (Argentina)	ARS	7,745,000	82,439
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$2,140,000	866,700
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina) (In default)(NON)		341,333	140,800
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		1,635,000	664,219
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,460,000	892,790
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		547,000	363,760
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	364,650
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		56,667	57,871
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		235,000	297,863
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		661,000	793,200
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	215,327
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	330,860
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	427,025
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	281,778
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	816,531
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,400,000	1,608,271
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		600,000	649,494
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		520,000	556,249
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		378,000	356,741
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	284,625
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		1,800,000	1,905,750
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	408,899
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,020,000	1,192,135
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	402,306
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	233,754
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	755,609
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	593,604
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	1,345,000	1,757,349
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$1,025,000	1,169,792
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,374,750
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		713,000	830,667
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		710,000	792,532
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		340,000	372,300
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		499,000	515,227
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)		2,670,000	2,937,000
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		670,000	766,480
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	389,249
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		430,000	460,866
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		1,009,000	1,089,488
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	75,810
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		371,000	35,245
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	122,740
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	1,019,226

Total foreign government and agency bonds and notes (cost $33,003,502)			$30,582,931

CONVERTIBLE BONDS AND NOTES (8.2%)(a)
	Principal amount	Value
Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$191,000	$196,479
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	165,000	201,506

		397,985
Communication services (0.5%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	363,000	346,023
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50	34,000	36,372
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50	226,000	228,149
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	48,032
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	79,000	83,789
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	193,922
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	177,000	191,165

		1,127,452
Consumer cyclicals (1.6%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	257,000	373,372
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	185,000	256,274
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	64,000	101,775
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	63,000	149,052
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	108,000	157,624
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	83,000	147,792
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	131,000	163,685
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	18,934
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	100,000	127,425
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	192,000	247,834
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	108,000	174,150
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	153,000	258,902
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	37,000	139,571
RH 144A cv. sr. unsec. notes zero %, 9/15/24	46,000	100,469
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	312,000	372,840
Sabre GLBL, Inc. 144A cv. company guaranty sr. unsec. notes 4.00%, 4/15/25	54,000	96,903
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	109,000	133,011
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	149,000	281,983
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	45,000	49,866
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	45,000	50,159
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24	79,000	130,219
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	146,000	148,661
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	83,000	98,296

		3,778,797
Consumer staples (0.7%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	89,000	163,430
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	111,000	124,122
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	107,000	132,365
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	195,000	355,992
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	137,000	202,961
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	91,000	93,097
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	291,000	274,597
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	104,000	216,192
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	57,000	171,173

		1,733,929
Energy (0.2%)
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	251,000	333,501
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25, (Israel)	72,000	98,969
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	48,078

		480,548
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75% 3/15/23,(R)	108,000	107,514
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	82,000	88,858
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	96,000	128,185
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	109,000	116,903
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	97,000	94,345
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	135,000	161,345

		697,150
Health care (1.1%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	122,000	152,979
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	157,000	164,065
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	93,000	130,002
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	141,000	141,790
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	54,000	93,839
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	315,000	435,911
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	118,000	155,553
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	114,000	125,448
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	77,000	86,311
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	77,000	85,507
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	152,000	161,568
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	57,950
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	50,000	89,615
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Jersey)	66,000	84,502
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	72,000	98,097
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	135,000	151,809
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	73,000	81,870
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	64,000	75,372
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	58,000	69,467

		2,441,655
Technology (3.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	315,000	350,997
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	111,000	137,379
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	85,000	159,602
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	64,000	136,564
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	57,000	76,652
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	149,000	344,993
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	90,000	109,182
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	41,000	127,773
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	204,000	212,188
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	86,000	124,928
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	138,286
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	65,000	100,308
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	101,000	141,706
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	92,000	95,343
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	127,000	138,725
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	219,000	267,049
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	53,000	107,198
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	94,000	92,095
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	84,000	191,132
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	151,000	193,548
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	166,000	278,130
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	584,000	769,029
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	84,516
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	140,000	156,750
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	59,000	90,367
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	62,000	100,621
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	168,000	214,299
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24	86,000	167,473
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	76,000	95,453
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	89,000	201,516
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	435,000	452,119
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	64,000	88,248
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	28,000	133,502
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	202,000	205,639
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	116,000	148,609
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	199,000	292,710
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	234,000	245,644

		6,970,273
Transportation (0.5%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	78,000	92,579
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	232,000	290,828
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	495,000	718,988

		1,102,395
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	129,000	146,583

		146,583

Total convertible bonds and notes (cost $15,374,837)		$18,876,767

PURCHASED SWAP OPTIONS OUTSTANDING (3.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.315)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.315		$4,073,300	$126,354
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		18,054,200	49,469
(1.1213)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.1213		9,027,100	1,444
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26 (United Kingdom)	Jan-21/0.418		89,742,200	144,485
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		7,362,900	438,534
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		7,362,900	198,136
(1.3175)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.3175		4,073,300	124,521
(1.232)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		1,810,400	88,619
1.232/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		1,810,400	10,102
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		7,362,900	295
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		7,362,900	7
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	420,919
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	71,810
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		5,508,200	27,376
(0.43)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43		11,604,600	12,417
0.43/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43		11,604,600	11,721
JPMorgan Chase Bank N.A.
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		40,484,000	543,295
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	383,861
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	375,653
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		7,275,100	144,993
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	76,214
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	73,806
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	1,065,494
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	1,062,954
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	1,042,245
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	890,873
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	205,055
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	147,460
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		2,360,700	755
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	6
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		588,000	115,466
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	197,149
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	62,486

Total purchased swap options outstanding (cost $5,563,053)				$8,113,974

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Credit Suisse International
EUR/NOK (Put)	Mar-21/NOK 10.45	$4,805,688	EUR	3,933,768	$69,418
Goldman Sachs International
AUD/USD (Call)	May-21/$0.79	9,706,723	AUD	12,590,600	127,537
USD/MXN (Put)	Apr-21/MXN 20.50	5,580,000		$5,580,000	241,899
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	7,855,364	AUD	10,189,200	206,007
EUR/USD (Call)	Mar-21/1.24	6,407,554	EUR	5,245,000	55,560
USD/KRW (Put)	Jun-21/KRW 1050.00	4,608,033		$4,608,033	33,786
USD/SGD (Put)	Mar-21/SGD 1.32	3,571,300		3,571,300	33,235
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/$103.31	49,000,000		49,000,000	389,648
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.34	28,000,000		28,000,000	215,348
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jan-21/104.50	10,000,000		10,000,000	94,760
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-21/104.53	29,000,000		29,000,000	78,590
USD/MXN (Put)	Apr-21/MXN 20.50	3,072,033		3,072,033	132,137
USD/SGD (Put)	Apr-21/SGD 1.32	3,571,300		3,571,300	37,263
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	3,575,281	EUR	2,926,600	21,026
USD/MXN (Put)	Jun-21/MXN 19.25	3,072,033		$3,072,033	45,359
UBS AG
	Apr-21/NOK 10.45	4,805,685	EUR	3,933,766	80,782

Total purchased options outstanding (cost $990,590)					$1,862,355

SENIOR LOANS (3.2%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$127,415	$126,777
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	$78,750	78,775
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	26,250	26,258
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.214%, 9/6/24	30,428	29,924
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.754%, 3/1/26	106,184	105,238
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.904%, 4/12/25	54,306	54,061
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 2.464%, 2/7/27	25,408	25,217
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	85,000	83,229
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	142,495	142,183
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 10/1/25	115,146	113,650

		785,312
Capital goods (0.8%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	27,477	27,021
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 2.149%, 7/1/26	197,000	195,867
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	352,225	339,985
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	69,825	69,825
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	64,970	64,726
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25 (Canada)	197,281	197,364
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.897%, 2/5/23	52,847	52,530
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.214%, 4/12/26	88,750	85,837
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	220,752	214,957
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 7/31/27	210,000	210,689
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	407,950	405,036

		1,863,837
Communication services (0.2%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.147%, 11/3/24	150,402	149,132
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	275,000	277,521
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	57,901	57,441

		484,094
Consumer cyclicals (0.9%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	90,000	89,906
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.714%, 8/21/26	83,938	80,580
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	100,227	100,164
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	98,750	87,394
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 4.99%, 10/30/26	82,448	82,474
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	85,044	81,962
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.655%, 11/2/25	81,122	80,446
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	77,600	77,147
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.147%, 5/1/26	49,500	48,634
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	346,368	345,610
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.905%, 9/19/26	125,098	124,125
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/22	90,000	89,798
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.397%, 10/1/25	320,460	319,809
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	100,000	78,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	158,668	147,958
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.897%, 8/14/24	64,013	62,428
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%, 12/17/26	99,000	98,862
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%, 12/17/26	24,875	24,840
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	107,073	106,537

		2,126,674
Consumer staples (0.4%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	269,407	267,858
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	390,549	380,406
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	40,000	39,940
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	98,232	97,275

		785,479
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 4/25/25	44,550	44,610

		44,610
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.905%, 2/4/27	63,317	62,697
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.897%, 10/10/25	105,000	87,500
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	235,000	233,238
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 6/30/25	213,737	210,416
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	36,908	36,262
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	79,007	79,224

		709,337
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	94,763	95,236
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	90,000	90,084
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.646%, 7/2/25	166,373	162,448
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	62,607	62,477

		410,245
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.254%, 11/5/26	64,513	64,303

		64,303

Total senior loans (cost $7,297,021)		$7,273,891

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$594,000	$595,485
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	800,000	847,528
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	164,000	163,898
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	209,000	209,000

Total asset-backed securities (cost $1,766,984)		$1,815,911

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	985	$4,344
CHC Group, LLC (Cayman Islands)(NON)	5,182	93
Clear Channel Outdoor Holdings, Inc.(NON)	15,306	25,255
iHeartMedia, Inc. Class A(NON)	6,510	84,500
MWO Holdings, LLC (Units)(F)	73	186
Oasis Petroleum, Inc.(NON)	378	14,009
Tervita Corp. (Canada)(NON)	191	435
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	9,820
Tribune Media Co. Class 1C	40,066	4,007

Total common stocks (cost $658,265)		$142,649

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Stearns Holdings, LLC Class B(F)	11/5/39	$0.01	6,844	$6,844

Total warrants (cost $6,844)				$6,844

SHORT-TERM INVESTMENTS (12.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	11,842,114	$11,842,114
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	30,000	30,000
U.S. Treasury Bills 0.077%, 3/25/21(SEGSF)(SEGCCS)		$1,200,000	1,199,800
U.S. Treasury Bills 0.074%, 3/18/21(SEGSF)		400,000	399,943
U.S. Treasury Bills 0.099%, 4/15/21(SEGSF)		200,000	199,954
U.S. Treasury Bills 0.090%, 1/5/21(SEGSF)		2,200,000	2,200,000
U.S. Treasury Bills 0.097%, 1/12/21(SEGSF)(SEGCCS)		1,600,000	1,599,986
U.S. Treasury Bills 0.084%, 1/19/21(SEG)(SEGSF)(SEGCCS)		2,400,000	2,399,960
U.S. Treasury Bills 0.087%, 1/26/21(SEG)(SEGSF)(SEGCCS)		200,000	199,994
U.S. Treasury Bills 0.089%, 2/2/21(SEG)(SEGSF)(SEGCCS)		1,800,000	1,799,888
U.S. Treasury Bills 0.088%, 2/9/21(SEG)(SEGSF)(SEGCCS)		5,300,000	5,299,762
U.S. Treasury Bills 0.091%, 2/16/21(SEGSF)(SEGCCS)		1,200,000	1,199,900

Total short-term investments (cost $28,370,827)			$28,371,301
TOTAL INVESTMENTS

Total investments (cost $405,071,586)			$402,387,927

	FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $175,919,379) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/20/21	$197,554	$164,188	$(33,366)
		Canadian Dollar	Sell	1/20/21	1,135,212	1,072,848	(62,364)
		Chinese Yuan (Offshore)	Sell	2/18/21	484,376	473,528	(10,848)
		Euro	Buy	3/17/21	2,252,469	2,242,017	10,452
		Hong Kong Dollar	Sell	2/17/21	1,059,823	1,059,522	(301)
		Japanese Yen	Buy	2/17/21	1,886,796	1,882,555	4,241
		Mexican Peso	Sell	1/20/21	15,662	4,033	(11,629)
		New Zealand Dollar	Sell	1/20/21	425,770	382,842	(42,928)
		Norwegian Krone	Buy	3/17/21	73,516	72,431	1,085
		Swedish Krona	Buy	3/17/21	136,866	134,526	2,340
	Barclays Bank PLC
		British Pound	Sell	3/17/21	267,740	265,450	(2,290)
		Canadian Dollar	Sell	1/20/21	951,130	928,084	(23,046)
		Euro	Sell	3/17/21	4,247,486	4,227,519	(19,967)
		Japanese Yen	Buy	2/17/21	1,428,621	1,410,769	17,852
		New Zealand Dollar	Sell	1/20/21	155,930	201,991	46,061
		Swedish Krona	Sell	3/17/21	1,672,724	1,642,653	(30,071)
		Swiss Franc	Sell	3/17/21	1,698	1,695	(3)
	Citibank, N.A.
		Australian Dollar	Sell	1/20/21	655,892	614,093	(41,799)
		British Pound	Sell	3/17/21	2,273,122	2,243,802	(29,320)
		Canadian Dollar	Buy	1/20/21	202,074	190,157	11,917
		Chilean Peso	Sell	1/20/21	3,383	60,706	57,323
		Euro	Sell	3/17/21	2,212,946	2,200,142	(12,804)
		Hong Kong Dollar	Sell	2/17/21	251,984	251,927	(57)
		Japanese Yen	Buy	2/17/21	1,393,900	1,377,024	16,876
		New Zealand Dollar	Sell	1/20/21	1,508,074	1,415,587	(92,487)
		Swedish Krona	Sell	3/17/21	573,140	562,765	(10,375)
		Swiss Franc	Buy	3/17/21	962,722	960,810	1,912
	Credit Suisse International
		Australian Dollar	Buy	1/20/21	936,568	856,488	80,080
		British Pound	Sell	3/17/21	123,541	121,690	(1,851)
		Canadian Dollar	Sell	1/20/21	932,194	893,047	(39,147)
		Euro	Sell	3/17/21	1,230,611	1,224,757	(5,854)
		New Zealand Dollar	Buy	1/20/21	244,510	225,802	18,708
		Swiss Franc	Sell	3/17/21	972,457	968,122	(4,335)
	Goldman Sachs International
		Australian Dollar	Buy	1/20/21	3,739,648	3,571,476	168,172
		British Pound	Buy	3/17/21	915,269	897,514	17,755
		Canadian Dollar	Buy	1/20/21	3,461,967	3,337,709	124,258
		Chinese Yuan (Offshore)	Buy	2/18/21	2,685,978	2,652,062	33,916
		Euro	Sell	3/17/21	491,535	489,170	(2,365)
		Japanese Yen	Buy	2/17/21	1,364,686	1,351,176	13,510
		New Taiwan Dollar	Buy	2/17/21	1,018	15,937	(14,919)
		New Zealand Dollar	Sell	1/20/21	4,540,772	4,389,349	(151,423)
		Norwegian Krone	Buy	3/17/21	1,492,169	1,470,433	21,736
		Swedish Krona	Buy	3/17/21	3,479,406	3,416,898	62,508
		Swiss Franc	Buy	3/17/21	271,554	273,864	(2,310)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	1,033,649	955,742	77,907
		British Pound	Buy	3/17/21	204,807	194,976	9,831
		Canadian Dollar	Buy	1/20/21	382,621	366,880	15,741
		Chinese Yuan (Offshore)	Sell	2/18/21	2,014,890	1,977,961	(36,929)
		Euro	Buy	3/17/21	2,031,113	2,021,920	9,193
		Hong Kong Dollar	Sell	2/17/21	1,944,759	1,944,256	(503)
		Indian Rupee	Buy	2/17/21	927,799	914,149	13,650
		Indian Rupee	Sell	2/17/21	929,635	905,783	(23,852)
		Japanese Yen	Buy	2/17/21	1,596,648	1,574,281	22,367
		New Zealand Dollar	Sell	1/20/21	677,259	649,545	(27,714)
		Norwegian Krone	Buy	3/17/21	467,074	460,872	6,202
		South Korean Won	Buy	2/17/21	987,827	925,436	62,391
		South Korean Won	Sell	2/17/21	956,259	936,727	(19,532)
		Swedish Krona	Buy	3/17/21	260,315	255,628	4,687
		Swiss Franc	Sell	3/17/21	1,686,716	1,675,301	(11,415)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	1,322,348	1,275,637	46,711
		British Pound	Sell	3/17/21	116,563	114,803	(1,760)
		Canadian Dollar	Sell	1/20/21	1,288,260	1,217,709	(70,551)
		Chinese Yuan (Offshore)	Buy	2/18/21	5,811	8,412	(2,601)
		Euro	Buy	3/17/21	3,287,666	3,278,243	9,423
		Indian Rupee	Buy	2/17/21	927,797	913,780	14,017
		Indian Rupee	Sell	2/17/21	929,635	906,505	(23,130)
		Japanese Yen	Buy	2/17/21	505,662	504,917	745
		New Taiwan Dollar	Buy	2/17/21	946,538	949,682	(3,144)
		New Taiwan Dollar	Sell	2/17/21	946,837	943,579	(3,258)
		New Zealand Dollar	Sell	1/20/21	1,313,502	1,280,707	(32,795)
		Norwegian Krone	Sell	3/17/21	880,652	874,587	(6,065)
		South Korean Won	Buy	2/17/21	984,536	918,841	65,695
		South Korean Won	Sell	2/17/21	956,259	937,319	(18,940)
		Swedish Krona	Buy	3/17/21	635,953	628,452	7,501
		Swiss Franc	Buy	3/17/21	1,894,995	1,891,369	3,626
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	3,772,343	3,597,730	174,613
		British Pound	Buy	3/17/21	1,921,654	1,892,526	29,128
		Canadian Dollar	Buy	1/20/21	1,079,114	1,019,145	59,969
		Euro	Sell	3/17/21	663,578	662,401	(1,177)
		Japanese Yen	Buy	2/17/21	4,324,636	4,282,232	42,404
		New Zealand Dollar	Buy	1/20/21	1,525,056	1,422,015	103,041
		Norwegian Krone	Sell	3/17/21	131,722	130,168	(1,554)
		Swedish Krona	Buy	3/17/21	592,505	570,746	21,759
		Swiss Franc	Sell	3/17/21	1,436,556	1,435,620	(936)
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	3,484,725	3,346,811	137,914
		British Pound	Buy	3/17/21	1,900,995	1,863,396	37,599
		Canadian Dollar	Buy	1/20/21	721,715	698,177	23,538
		Euro	Sell	3/17/21	896,436	891,830	(4,606)
		Japanese Yen	Buy	2/17/21	734,819	726,629	8,190
		New Zealand Dollar	Sell	1/20/21	3,326,427	3,210,604	(115,823)
		Norwegian Krone	Buy	3/17/21	387,285	378,093	9,192
		Swedish Krona	Sell	3/17/21	248,309	232,354	(15,955)
		Swiss Franc	Sell	3/17/21	541,071	539,930	(1,141)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	326,016	400,237	(74,221)
		British Pound	Sell	3/17/21	3,650,403	3,603,337	(47,066)
		Canadian Dollar	Sell	1/20/21	2,724,618	2,668,230	(56,388)
		Euro	Sell	3/17/21	16,112,718	16,038,025	(74,693)
		Hong Kong Dollar	Sell	2/17/21	4,149,269	4,148,179	(1,090)
		Japanese Yen	Sell	2/17/21	693,242	707,581	14,339
		New Zealand Dollar	Sell	1/20/21	1,483,249	1,382,485	(100,764)
		Norwegian Krone	Sell	3/17/21	594,377	584,666	(9,711)
		Swedish Krona	Buy	3/17/21	168,917	166,122	2,795
		Swiss Franc	Buy	3/17/21	1,461,799	1,460,102	1,697
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	750,428	698,923	51,505
		British Pound	Buy	3/17/21	118,616	116,844	1,772
		Canadian Dollar	Sell	1/20/21	1,665,459	1,590,245	(75,214)
		Euro	Sell	3/17/21	3,290,113	3,271,629	(18,484)
		Hong Kong Dollar	Sell	2/17/21	234,954	234,901	(53)
		Japanese Yen	Buy	2/17/21	1,655,293	1,637,674	17,619
		New Zealand Dollar	Buy	1/20/21	7,771	7,176	595
		Norwegian Krone	Buy	3/17/21	775,467	761,798	13,669
		Swedish Krona	Buy	3/17/21	15,278	15,003	275
		Swiss Franc	Buy	3/17/21	1,688,980	1,685,741	3,239
	UBS AG
		Australian Dollar	Sell	1/20/21	2,589,101	2,373,952	(215,149)
		Australian Dollar	Buy	3/15/21	1,278,518	1,187,595	90,923
		Australian Dollar	Sell	3/15/21	1,278,518	1,196,040	(82,478)
		British Pound	Sell	3/17/21	947,556	933,528	(14,028)
		Canadian Dollar	Buy	1/20/21	1,834,220	1,776,800	57,420
		Euro	Buy	3/17/21	2,096,578	2,085,574	11,004
		Hong Kong Dollar	Sell	2/17/21	960,162	959,970	(192)
		Japanese Yen	Buy	2/17/21	3,695,106	3,651,638	43,468
		New Zealand Dollar	Sell	1/20/21	2,141,224	2,172,541	31,317
		Norwegian Krone	Sell	3/17/21	1,323,834	1,301,898	(21,936)
		Swedish Krona	Buy	3/17/21	1,568,299	1,540,483	27,816
		Swiss Franc	Sell	3/17/21	230,012	228,474	(1,538)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	303,117	314,490	(11,373)
		British Pound	Buy	3/17/21	277,590	273,444	4,146
		Canadian Dollar	Buy	1/20/21	265,477	259,256	6,221
		Chinese Yuan (Offshore)	Buy	2/18/21	5,827	8,435	(2,608)
		Euro	Sell	3/17/21	1,386,135	1,381,626	(4,509)
		Japanese Yen	Sell	2/17/21	307,834	303,989	(3,845)
		New Zealand Dollar	Sell	1/20/21	1,331,851	1,287,184	(44,667)

	Unrealized appreciation						2,107,556

	Unrealized (depreciation)						(1,929,247)

	Total						$178,309
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$217,014	$217,014	Mar-21	$(796)
U.S. Treasury Bond Ultra 30 yr (Long)	9	1,922,063	1,922,063	Mar-21	18,542
U.S. Treasury Note 2 yr (Short)	819	180,979,804	180,979,804	Mar-21	(174,601)
U.S. Treasury Note Ultra 10 yr (Short)	35	5,472,578	5,472,578	Mar-21	25,874

Unrealized appreciation					44,416

Unrealized (depreciation)					(175,397)

Total					$(130,981)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20 (premiums $8,804,568) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
1.5843/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5843		$3,430,300	$1,955
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		18,054,200	11,735
1.525/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.525		8,146,600	51,894
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		1,444,300	75,320
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.418		89,742,200	82,563
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	7
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,267,300	29,059
1.5275/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5275		8,146,600	50,672
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,267,300	84,453
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	214,879
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	254,169
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	633,504
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		22,032,800	4,627
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	78,619
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	336,648
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$4,270,500	982
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		40,484,000	25,100
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	37,624
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,653,100	42,931
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		4,270,500	43,217
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		11,760,300	47,159
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	47,344
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		14,550,100	55,436
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	110,495
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	128,214
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	935,096
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	2,131,437
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		9,442,600	9
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	21,823
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	22,487
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	69,067
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	195,027
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	227,533
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	232,300
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	816,652
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,150,300	1,018,904
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	1,044,009
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		241,000	18,552
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		7,756,000	66,546
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		482,100	84,416
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	177,370
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	315,510

Total				$9,825,344

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $532,215) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
AUD/USD (Call)	May-21/$0.83	$9,706,723	AUD	12,590,600	$36,983
USD/MXN (Put)	Apr-21/MXN 19.00	11,160,100		$11,160,100	93,176
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	7,855,364	AUD	10,189,200	38,271
EUR/USD (Call)	Mar-21/1.27	6,407,554	EUR	5,245,000	20,139
USD/KRW (Put)	Jun-21/KRW 1000.00	4,608,033		$4,608,033	5,820
USD/SGD (Put)	Mar-21/SGD 1.30	3,571,300		3,571,300	13,207
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/$103.31	49,000,000		49,000,000	169,589
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/103.34	28,000,000		28,000,000	98,364
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jan-21/104.50	10,000,000		10,000,000	1,010
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-21/104.53	29,000,000		29,000,000	1,566
USD/MXN (Put)	Apr-21/MXN 19.75	3,072,033		3,072,033	65,001
USD/SGD (Put)	Apr-21/SGD 1.30	3,571,300		3,571,300	16,371
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	3,575,281	EUR	2,926,600	4,823
USD/MXN (Put)	Jun-21/MXN 18.25	3,072,033		$3,072,033	13,750

Total					$578,070

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	$734,244
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	721,818
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	343,139
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$4,191,700	(300,126)	156,937
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	86,733
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	51,547
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		2,347,000	(55,624)	27,319
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	(9,424)	(3,605)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,596,200	(36,113)	(6,465)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	(9,424)	(9,459)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$2,347,000	(55,624)	(32,717)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	(80,265)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(93,411)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(112,143)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$4,191,700	(300,126)	(143,817)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(150,867)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	(233,646)	(232,506)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(750,495)	(379,848)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	110,290
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(61,448)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	123,297
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	5,113
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,805,400	(29,202)	1,589
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,805,400	(29,202)	(2,239)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	(4,203)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	(19,995)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	(35,526)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(93,643)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	156,195
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	24,663
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	(15,935)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(152,827)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	75,809
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(126,794)	65,416
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(66,320)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(206,714)	(68,126)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	45,341
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	(20,142)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	803,021
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	421,912
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$934,000	(144,396)	133,160
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,589,500	(183,587)	110,423
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	71,915
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	29,698
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	18,662
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(4,952)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(7,006)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(28,273)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(41,263)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	(71,114)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(79,857)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(97,630)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(146,872)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	(498,823)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	69,654
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	69,654
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	63,134
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	(42,746)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(44,479)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(50,137)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	394,122
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	111,258
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(9,745)	(9,749)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(1,160,277)	(99,156)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(110,100)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(124,200)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	312,309
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(434,861)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		3,902,100	(107,035)	97,982
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	53,907
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	29,601
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	24,148
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	17,554
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(14,690)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(15,177)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	(16,244)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,786,300	(59,070)	(17,108)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	(26,749)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	(26,841)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	(35,006)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	(57,051)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$3,902,100	(285,341)	(137,668)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	246,318	241,543
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		2,229,000	59,236	23,717
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	20,548
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	2,883
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$2,229,000	59,236	(15,804)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	66,286	(249,586)

Unrealized appreciation					5,850,255

Unrealized (depreciation)					(4,288,649)

Total					$1,561,606

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $62,030,898) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/51	$1,000,000	1/21/21	$1,059,843
Uniform Mortgage-Backed Securities, 3.00%, 1/1/51	7,000,000	1/14/21	7,334,688
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	6,000,000	1/14/21	6,325,313
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	36,000,000	1/14/21	37,406,250
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	10,000,000	1/14/21	10,104,688

Total			$62,230,782

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,011,100	$46,563	(E)	$(6)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$46,558
		2,617,100	118,199	(E)	(15)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(118,373)
		5,478,300	369,703		(1,109)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	378,747
		1,893,900	87,123	(E)	(324)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	86,800
		3,412,200	139,088	(E)	(19)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	139,069
		5,008,800	205,160	(E)	(28)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	205,133
		1,338,000	416,899	(E)	(46)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(416,945)
		902,800	62,935	(E)	(20)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	62,915
		3,186,100	392,314		(45)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(396,499)
		2,087,500	107,343	(E)	(23)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	107,320
		174,600	36,778	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,784)
		831,700	162,598	(E)	(28)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(162,627)
		6,347,600	185,699	(E)	(35)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(185,734)
		911,300	98,388	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,401)
		1,368,300	150,873	(E)	(47)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(150,920)
		5,436,500	228,567		(51)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(250,381)
		5,436,500	227,311		(51)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(249,028)
		1,417,500	49,729	(E)	(48)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,777)
		37,998,200	337,728		(106,487)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	317,306
		39,518,100	418,773		(105,427)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	412,311
		174,200	19,473	(E)	(6)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,479)
		83,000	8,143	(E)	(3)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	8,140
		29,451,700	159,069		16,127	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,911)
		29,451,700	282,560		(54,704)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	280,550
		582,800	29,148	(E)	(20)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,128
		970,000	14,684	(E)	(14)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	14,670
		35,681,600	120,069		(135)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(191,002)
		77,168,200	232,508		(291)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(286,215)
		3,705,700	254,293	(E)	(126)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(254,419)
		313,000	21,662	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,651
		697,700	104,670	(E)	(24)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	104,647
		762,900	144,629	(E)	(26)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	144,603
		1,138,200	8,600	(E)	(16)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(8,616)
		475,000	11,327	(E)	(6)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(11,333)
		268,600	14,100	(E)	(4)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(14,104)
		1,504,600	48,441	(E)	(21)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	48,419
		298,100	12,294	(E)	(6)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(12,300)
		238,500	11,497	(E)	(5)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(11,502)
		245,900	11,585	(E)	(5)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(11,589)
		66,900	3,382	(E)	(1)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(3,383)
		12,039,900	41,815		(97)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(31,204)
		5,556,900	125,964		(74)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(112,362)
		5,481,300	20,369		(52)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,634
		8,543,200	16,890	(E)	(48)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,842
		8,566,800	42,251		(69)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(35,700)
		2,570,000	193,513	(E)	202,186	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	8,673
		10,951,700	30,511		(103)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	27,700
		18,839,700	8,497		(71)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	18,349
		11,576,800	4,202		(94)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,814)
		16,067,000	25,225		8,250	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(12,499)
		12,206,000	182,590		(8,312)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	161,213
		8,169,000	510,334		(22,012)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	472,601
		3,504,400	5,211		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	6,840
		2,873,600	12,759		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,540
		11,576,800	33,121		(94)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,762)
		1,010,900	25,783		(34)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,332
		9,929,800	13,475	(E)	(55)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	13,419
		306,800	11,361		(213)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(11,312)
		12,410,300	26,831		(78)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,554)
		13,474,000	142,582		(257)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(134,324)
		140,957,000	157,590	(E)	(133,288)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	24,302
		74,007,000	33,821	(E)	(118,791)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(84,969)
		12,666,000	63,064	(E)	(95,677)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,613)
		15,146,000	639,298	(E)	730,767	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	91,470
		33,370,000	17,986	(E)	60,399	3/17/28	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	78,386
		11,836,700	4,427		(96)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	5,289
		8,236,000	27,475	(E)	(1,520)	3/17/31	0.700% — Annually	Secured Overnight Financing Rate — Annually	25,956
		1,657,300	1,709	(E)	(23)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	1,685
		2,289,000	2,854		(19)	12/31/25	3 month USD-LIBOR-BBA — Quarterly	0.4515% — Semiannually	2,820
		226,000	1,915		(8)	1/4/51	3 month USD-LIBOR-BBA — Quarterly	1.4375% — Semiannually	1,907
	AUD	79,300	188	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	187
	AUD	266,900	5,100	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,097
	AUD	99,100	2,422	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,422
	AUD	155,200	6,018	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,016
	AUD	579,100	32,948	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	32,941
	AUD	37,200	1,976	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,975
	AUD	2,036,000	18,527	(E)	12,755	3/17/31	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	(5,771)
	CAD	7,222,500	202,484		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	220,497
	CAD	7,222,500	200,805		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	218,690
	CAD	14,000	37	(E)	(55)	3/17/31	1.20% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(18)
	CHF	838,000	6,709	(E)	(2,448)	3/17/31	—	0.33% plus 6 month CHF-LIBOR-BBA — Semiannually	4,261
	EUR	512,400	289,873	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(289,892)
	EUR	696,900	350,800		(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	361,494
	EUR	770,000	363,811		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(374,195)
	EUR	778,400	352,003		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(362,021)
	EUR	898,100	374,192		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(384,361)
	EUR	802,800	411,008	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	410,977
	EUR	929,000	364,344		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(375,875)
	EUR	741,300	295,007	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(295,035)
	EUR	676,400	228,668		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(236,071)
	EUR	395,500	118,688		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(122,596)
	EUR	1,468,500	269,686	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(269,741)
	EUR	906,000	69,332	(E)	(34)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	69,298
	EUR	1,215,200	111,839		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(117,043)
	EUR	4,960,100	1,115,355		(187)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	1,154,065
	EUR	5,613,000	181,439	(E)	(70)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	181,370
	EUR	574,000	28,311	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(28,332)
	EUR	260,400	22,884	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	22,874
	EUR	1,696,600	1,242	(E)	(36)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	1,206
	EUR	833,300	4,636	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,654)
	EUR	1,129,700	6,848	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(6,874)
	EUR	388,100	2,366	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,375)
	EUR	437,000	2,864	(E)	388	3/17/31	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(2,475)
	GBP	1,803,000	10,780	(E)	2,757	3/17/31	Sterling Overnight Index Average — Annually	0.12% — Annually	(8,023)
	JPY	49,618,300	36,664	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(36,678)
	JPY	63,267,700	20,274	(E)	(19)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	20,255
	NOK	10,560,000	12,729	(E)	(642)	3/17/31	6 month NOK-NIBOR-NIBR — Semiannually	1.20% — Annually	(13,370)
	NZD	1,291,000	10,197	(E)	1,222	3/17/31	3 month NZD-BBR-FRA — Quarterly	0.90% — Semiannually	(8,975)
	SEK	27,938,000	35,923	(E)	(10,437)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	25,483

	Total				$369,994				$(426,777)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$327,980	$328,595	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$1,225
55,265	55,368	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	206
36,816	36,885	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	137
4,207,085	4,207,085	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	9,336
515,928	515,362	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	585
166,925	167,035	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(542)
2,893,226	2,895,063	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,656)
11,475	11,289	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	30
20,332	19,780	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(256)
63,185	61,502	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	741
126,650	123,276	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,485
82,458	80,981	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	171
32,150	31,632	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(83)
24,547	24,152	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(64)
19,365	19,053	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(50)
30,428	30,153	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	120
58,904	57,136	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,026)
8,449	8,196	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(147)
3,931	3,813	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(68)
Citibank, N.A.
560,213	560,213	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,243
261,395	261,395	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	580
52,324	52,324	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	116
Credit Suisse International
224,085	224,085	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	497
56,291	55,385	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(146)
40,514	39,859	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(105)
24,780	24,380	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(64)
13,552	13,333	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(35)
140,662	135,727	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,725)
36,358	35,082	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(704)
17,150	16,693	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(201)
17,150	16,693	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	201
51,425	50,504	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	107
57,005	55,984	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	118
54,098	53,227	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(140)
Deutsche Bank AG
195,771	195,895	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(653)
Goldman Sachs International
8,761	8,766	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(29)
23,346	23,361	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(78)
50,533	50,565	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(169)
94,949	95,009	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(317)
113,914	113,987	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(380)
134,519	134,605	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(449)
184,269	184,386	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(615)
70,098	68,903	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	192
50,511	49,694	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	131
190,862	184,165	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,697)
117,754	114,555	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,481)
102,576	99,788	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,290)
50,472	49,101	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(635)
50,472	49,101	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(635)
36,081	34,815	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(699)
188,382	183,364	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,209
46,911	45,996	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(187)
81,939	80,472	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	170
42,001	41,621	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	166
40,617	40,250	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	161
20,308	20,125	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	80
19,319	19,145	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	76
2,266	2,246	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	9
19,435	18,852	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(339)
1,459	1,416	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(25)
JPMorgan Chase Bank N.A.
148,438	144,484	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,741)
130,034	126,570	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,525)
84,890	82,629	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(996)
14,855	14,460	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(174)
81,939	80,472	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	170
JPMorgan Securities LLC
121,469	119,513	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	315
16,860	16,588	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	44
103,004	99,883	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,624)
341,608	332,325	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,295
Morgan Stanley & Co. International PLC
1,035,244	1,032,736	(2,508)	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(8,125)

Upfront premium received		—	Unrealized appreciation			24,916

Upfront premium (paid)		(2,508)	Unrealized (depreciation)			(41,875)

	Total	$(2,508)			Total	$(16,959)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	3,497,000	$360,083	$(125)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$359,958
EUR	1,979,000	318,452	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	318,452
EUR	7,000,000	314,936	(129)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	314,807
EUR	7,000,000	307,856	(129)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	307,727
EUR	1,979,000	122,978	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(122,978)
EUR	6,434,000	297,072	(75)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(297,148)
EUR	6,434,000	298,660	(75)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(298,735)
EUR	6,434,000	299,187	(76)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(299,263)
EUR	6,434,000	299,713	(76)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(299,789)
EUR	3,497,000	588,252	(165)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(588,417)
EUR	7,000,000	775,352	(248)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(775,600)
EUR	7,000,000	785,810	(248)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(786,059)
GBP	4,004,000	441,361	(86)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	441,276
GBP	4,484,000	247,691	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	247,585
GBP	3,123,000	208,316	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	208,244
GBP	4,253,000	190,171	(56)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	190,115
GBP	2,402,000	141,487	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	141,430
GBP	2,127,000	94,442	(28)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	94,414
GBP	2,127,000	89,898	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	89,898
GBP	1,121,000	71,685	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	71,659
GBP	1,204,000	450,122	(63)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(450,185)
	$3,060,000	37,194	(31)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	37,163
	3,060,000	25,618	(31)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	25,587
	10,820,000	727,288	32,177	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(695,111)
	10,132,500	752,409	(171)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(752,579)

Total			$30,105				$(2,517,549)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$4,375	$64,000	$17,088	5/11/63	300 bp — Monthly	$(12,676)
	CMBX NA BBB-.6 Index	BB/P	8,497	141,000	37,647	5/11/63	300 bp — Monthly	(29,068)
	CMBX NA BBB-.6 Index	BB/P	17,409	282,000	75,294	5/11/63	300 bp — Monthly	(57,720)
	CMBX NA BBB-.6 Index	BB/P	16,587	291,000	77,697	5/11/63	300 bp — Monthly	(60,940)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	980	7,000	527	5/11/63	200 bp — Monthly	456
	CMBX NA A.6 Index	A/P	5,963	47,000	3,539	5/11/63	200 bp — Monthly	2,442
	CMBX NA A.6 Index	A/P	15,519	130,000	9,789	5/11/63	200 bp — Monthly	5,780
	CMBX NA A.6 Index	A/P	22,536	149,000	11,220	5/11/63	200 bp — Monthly	11,374
	CMBX NA A.6 Index	A/P	27,638	165,000	12,425	5/11/63	200 bp — Monthly	15,277
	CMBX NA A.6 Index	A/P	26,553	172,000	12,952	5/11/63	200 bp — Monthly	13,668
	CMBX NA A.6 Index	A/P	20,798	177,000	13,328	5/11/63	200 bp — Monthly	7,538
	CMBX NA A.6 Index	A/P	41,919	237,000	17,846	5/11/63	200 bp — Monthly	24,165
	CMBX NA A.6 Index	A/P	34,965	252,000	18,976	5/11/63	200 bp — Monthly	16,087
	CMBX NA A.6 Index	A/P	79,634	479,000	36,069	5/11/63	200 bp — Monthly	43,751
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	32,375	11/18/54	500 bp — Monthly	45,729
	CMBX NA BB.6 Index	B/P	119,351	832,000	353,018	5/11/63	500 bp — Monthly	(232,857)
	CMBX NA BB.7 Index	B+/P	64,660	1,267,000	492,863	1/17/47	500 bp — Monthly	(426,972)
	CMBX NA BBB-.12 Index	BBB-/P	48,983	309,000	24,411	8/17/61	300 bp — Monthly	24,752
	CMBX NA BBB-.13 Index	BBB-/P	10,436	119,000	7,354	12/16/72	300 bp — Monthly	3,151
	CMBX NA BBB-.13 Index	BBB-/P	103,524	1,100,000	67,980	12/16/72	300 bp — Monthly	36,186
	CMBX NA BBB-.6 Index	BB/P	1,199	15,000	4,005	5/11/63	300 bp — Monthly	(2,797)
	CMBX NA BBB-.6 Index	BB/P	17,107	260,000	69,420	5/11/63	300 bp — Monthly	(52,161)
	CMBX NA BBB-.6 Index	BB/P	21,761	330,000	88,110	5/11/63	300 bp — Monthly	(66,157)
	CMBX NA BBB-.6 Index	BB/P	23,964	352,000	93,984	5/11/63	300 bp — Monthly	(69,815)
	CMBX NA BBB-.6 Index	BB/P	275,984	4,334,000	1,157,178	5/11/63	300 bp — Monthly	(878,665)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	30,497	228,000	88,692	1/17/47	500 bp — Monthly	(57,973)
	CMBX NA BBB-.6 Index	BB/P	52,816	478,000	127,626	5/11/63	300 bp — Monthly	(74,532)
	CMBX NA BBB-.6 Index	BB/P	129,498	1,172,000	312,924	5/11/63	300 bp — Monthly	(182,743)
	CMBX NA BBB-.6 Index	BB/P	1,151,228	12,252,000	3,271,284	5/11/63	300 bp — Monthly	(2,112,909)
	CMBX NA BBB-.7 Index	BB+/P	51,226	780,000	155,064	1/17/47	300 bp — Monthly	(103,383)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	23,394	197,000	14,834	5/11/63	200 bp — Monthly	8,636
	CMBX NA BB.6 Index	B/P	70,315	164,000	69,585	5/11/63	500 bp — Monthly	798
	CMBX NA BB.9 Index	B+/P	4,448	11,000	3,718	9/17/58	500 bp — Monthly	741
	CMBX NA BBB-.13 Index	BBB-/P	736	7,000	433	12/16/72	300 bp — Monthly	307
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	1,978	12/16/72	300 bp — Monthly	(53)
	CMBX NA BBB-.13 Index	BBB-/P	1,895	32,000	1,978	12/16/72	300 bp — Monthly	(64)
	CMBX NA BBB-.13 Index	BBB-/P	3,946	54,000	3,337	12/16/72	300 bp — Monthly	641
	CMBX NA BBB-.13 Index	BBB-/P	14,558	86,000	5,315	12/16/72	300 bp — Monthly	9,293
	CMBX NA BBB-.13 Index	BBB-/P	14,721	86,000	5,315	12/16/72	300 bp — Monthly	9,457
	CMBX NA BBB-.13 Index	BBB-/P	14,089	89,000	5,500	12/16/72	300 bp — Monthly	8,640
	CMBX NA BBB-.13 Index	BBB-/P	5,678	96,000	5,933	12/16/72	300 bp — Monthly	(199)
	CMBX NA BBB-.13 Index	BBB-/P	15,671	100,000	6,180	12/16/72	300 bp — Monthly	9,549
	CMBX NA BBB-.6 Index	BB/P	682	9,000	2,403	5/11/63	300 bp — Monthly	(1,716)
	CMBX NA BBB-.6 Index	BB/P	806	11,000	2,937	5/11/63	300 bp — Monthly	(2,125)
	CMBX NA BBB-.6 Index	BB/P	811	11,000	2,937	5/11/63	300 bp — Monthly	(2,120)
	CMBX NA BBB-.6 Index	BB/P	1,042	13,000	3,471	5/11/63	300 bp — Monthly	(2,421)
	CMBX NA BBB-.6 Index	BB/P	1,771	26,000	6,942	5/11/63	300 bp — Monthly	(5,156)
	CMBX NA BBB-.6 Index	BB/P	2,354	28,000	7,476	5/11/63	300 bp — Monthly	(5,106)
	CMBX NA BBB-.6 Index	BB/P	2,430	32,000	8,544	5/11/63	300 bp — Monthly	(6,096)
	CMBX NA BBB-.6 Index	BB/P	3,086	39,000	10,413	5/11/63	300 bp — Monthly	(7,304)
	CMBX NA BBB-.6 Index	BB/P	4,415	44,000	11,748	5/11/63	300 bp — Monthly	(7,308)
	CMBX NA BBB-.6 Index	BB/P	6,450	46,000	12,282	5/11/63	300 bp — Monthly	(5,806)
	CMBX NA BBB-.6 Index	BB/P	7,985	60,000	16,020	5/11/63	300 bp — Monthly	(8,000)
	CMBX NA BBB-.6 Index	BB/P	8,034	60,000	16,020	5/11/63	300 bp — Monthly	(7,951)
	CMBX NA BBB-.6 Index	BB/P	5,664	64,000	17,088	5/11/63	300 bp — Monthly	(11,387)
	CMBX NA BBB-.6 Index	BB/P	6,945	66,000	17,622	5/11/63	300 bp — Monthly	(10,638)
	CMBX NA BBB-.6 Index	BB/P	8,625	78,000	20,826	5/11/63	300 bp — Monthly	(12,156)
	CMBX NA BBB-.6 Index	BB/P	6,758	78,000	20,826	5/11/63	300 bp — Monthly	(14,022)
	CMBX NA BBB-.6 Index	BB/P	7,858	91,000	24,297	5/11/63	300 bp — Monthly	(16,386)
	CMBX NA BBB-.6 Index	BB/P	5,285	102,000	27,234	5/11/63	300 bp — Monthly	(21,889)
	CMBX NA BBB-.6 Index	BB/P	14,022	103,000	27,501	5/11/63	300 bp — Monthly	(13,419)
	CMBX NA BBB-.6 Index	BB/P	12,297	110,000	29,370	5/11/63	300 bp — Monthly	(17,008)
	CMBX NA BBB-.6 Index	BB/P	12,871	115,000	30,705	5/11/63	300 bp — Monthly	(17,767)
	CMBX NA BBB-.6 Index	BB/P	10,295	122,000	32,574	5/11/63	300 bp — Monthly	(22,208)
	CMBX NA BBB-.6 Index	BB/P	10,295	122,000	32,574	5/11/63	300 bp — Monthly	(22,208)
	CMBX NA BBB-.6 Index	BB/P	6,818	135,000	36,045	5/11/63	300 bp — Monthly	(29,148)
	CMBX NA BBB-.6 Index	BB/P	7,018	137,000	36,579	5/11/63	300 bp — Monthly	(29,481)
	CMBX NA BBB-.6 Index	BB/P	22,777	137,000	36,579	5/11/63	300 bp — Monthly	(13,723)
	CMBX NA BBB-.6 Index	BB/P	23,502	157,000	41,919	5/11/63	300 bp — Monthly	(18,325)
	CMBX NA BBB-.6 Index	BB/P	23,233	158,000	42,186	5/11/63	300 bp — Monthly	(18,861)
	CMBX NA BBB-.6 Index	BB/P	18,496	166,000	44,322	5/11/63	300 bp — Monthly	(25,729)
	CMBX NA BBB-.6 Index	BB/P	18,286	169,000	45,123	5/11/63	300 bp — Monthly	(26,738)
	CMBX NA BBB-.6 Index	BB/P	18,357	169,000	45,123	5/11/63	300 bp — Monthly	(26,668)
	CMBX NA BBB-.6 Index	BB/P	20,534	175,000	46,725	5/11/63	300 bp — Monthly	(26,088)
	CMBX NA BBB-.6 Index	BB/P	15,166	183,000	48,861	5/11/63	300 bp — Monthly	(33,588)
	CMBX NA BBB-.6 Index	BB/P	10,015	192,000	51,264	5/11/63	300 bp — Monthly	(41,137)
	CMBX NA BBB-.6 Index	BB/P	24,103	216,000	57,672	5/11/63	300 bp — Monthly	(33,443)
	CMBX NA BBB-.6 Index	BB/P	24,103	216,000	57,672	5/11/63	300 bp — Monthly	(33,443)
	CMBX NA BBB-.6 Index	BB/P	11,095	226,000	60,342	5/11/63	300 bp — Monthly	(49,115)
	CMBX NA BBB-.6 Index	BB/P	12,285	252,000	67,284	5/11/63	300 bp — Monthly	(54,852)
	CMBX NA BBB-.6 Index	BB/P	40,089	266,000	71,022	5/11/63	300 bp — Monthly	(30,778)
	CMBX NA BBB-.6 Index	BB/P	13,442	271,000	72,357	5/11/63	300 bp — Monthly	(58,757)
	CMBX NA BBB-.6 Index	BB/P	36,039	296,000	79,032	5/11/63	300 bp — Monthly	(42,820)
	CMBX NA BBB-.6 Index	BB/P	33,021	305,000	81,435	5/11/63	300 bp — Monthly	(48,236)
	CMBX NA BBB-.6 Index	BB/P	32,527	324,000	86,508	5/11/63	300 bp — Monthly	(53,793)
	CMBX NA BBB-.6 Index	BB/P	47,211	452,000	120,684	5/11/63	300 bp — Monthly	(73,210)
	CMBX NA BBB-.6 Index	BB/P	50,821	461,000	123,087	5/11/63	300 bp — Monthly	(71,997)
	CMBX NA BBB-.6 Index	BB/P	71,494	605,000	161,535	5/11/63	300 bp — Monthly	(89,688)
	CMBX NA BBB-.6 Index	BB/P	71,741	605,000	161,535	5/11/63	300 bp — Monthly	(89,441)
	CMBX NA BBB-.6 Index	BB/P	37,011	765,000	204,255	5/11/63	300 bp — Monthly	(166,798)
	CMBX NA BBB-.6 Index	BB/P	155,865	1,042,000	278,214	5/11/63	300 bp — Monthly	(121,741)
	CMBX NA BBB-.7 Index	BB+/P	26,578	312,000	62,026	1/17/47	300 bp — Monthly	(35,266)
	CMBX NA BBB-.7 Index	BB+/P	90,359	1,040,000	206,752	1/17/47	300 bp — Monthly	(115,786)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	4,031	30,000	2,259	5/11/63	200 bp — Monthly	1,784
	CMBX NA BB.10 Index	BB-/P	23,991	299,000	103,783	5/11/63	500 bp — Monthly	(79,501)
	CMBX NA BBB-.13 Index	BBB-/P	5,046	55,000	3,399	12/16/72	300 bp — Monthly	1,679
	CMBX NA BBB-.13 Index	BBB-/P	11,879	59,000	3,646	12/16/72	300 bp — Monthly	8,267
	CMBX NA BBB-.13 Index	BBB-/P	3,548	60,000	3,708	12/16/72	300 bp — Monthly	(125)
	CMBX NA BBB-.13 Index	BBB-/P	13,532	86,000	5,315	12/16/72	300 bp — Monthly	8,268
	CMBX NA BBB-.13 Index	BBB-/P	19,852	109,000	6,736	12/16/72	300 bp — Monthly	13,179
	CMBX NA BBB-.13 Index	BBB-/P	24,217	121,000	7,478	12/16/72	300 bp — Monthly	16,810
	CMBX NA BBB-.13 Index	BBB-/P	11,072	187,000	11,557	12/16/72	300 bp — Monthly	(376)
	CMBX NA BBB-.13 Index	BBB-/P	35,551	367,000	22,681	12/16/72	300 bp — Monthly	13,084
	CMBX NA BBB-.13 Index	BBB-/P	48,740	516,000	31,889	12/16/72	300 bp — Monthly	17,152
	CMBX NA BBB-.6 Index	BB/P	5,416,717	16,943,000	4,523,781	5/11/63	300 bp — Monthly	902,819
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	13,977	125,000	53,038	5/11/63	500 bp — Monthly	(38,939)
	CMBX NA BBB-.6 Index	BB/P	718	10,000	2,670	5/11/63	300 bp — Monthly	(1,946)
	CMBX NA BBB-.6 Index	BB/P	885	12,000	3,204	5/11/63	300 bp — Monthly	(2,312)
	CMBX NA BBB-.6 Index	BB/P	4,231	58,000	15,486	5/11/63	300 bp — Monthly	(11,221)
	CMBX NA BBB-.6 Index	BB/P	5,636	64,000	17,088	5/11/63	300 bp — Monthly	(11,415)
	CMBX NA BBB-.6 Index	BB/P	10,285	160,000	42,720	5/11/63	300 bp — Monthly	(32,342)
	CMBX NA BBB-.6 Index	BB/P	16,195	179,000	47,793	5/11/63	300 bp — Monthly	(31,494)
	CMBX NA BBB-.6 Index	BB/P	16,247	213,000	56,871	5/11/63	300 bp — Monthly	(40,500)
	CMBX NA BBB-.6 Index	BB/P	132,865	1,488,000	397,296	5/11/63	300 bp — Monthly	(263,563)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	4,741	39,000	16,548	5/11/63	500 bp — Monthly	(11,769)
	CMBX NA BB.6 Index	B/P	8,676	48,000	20,366	5/11/63	500 bp — Monthly	(11,644)
	CMBX NA BB.6 Index	B/P	48,378	197,000	83,587	5/11/63	500 bp — Monthly	(35,018)
	CMBX NA BB.6 Index	B/P	97,086	394,000	167,174	5/11/63	500 bp — Monthly	(69,705)
	CMBX NA BBB-.13 Index	BBB-/P	273	4,000	247	12/16/72	300 bp — Monthly	28
	CMBX NA BBB-.13 Index	BBB-/P	5,890	29,000	1,792	12/16/72	300 bp — Monthly	4,115
	CMBX NA BBB-.13 Index	BBB-/P	1,951	33,000	2,039	12/16/72	300 bp — Monthly	(69)
	CMBX NA BBB-.13 Index	BBB-/P	3,456	37,000	2,287	12/16/72	300 bp — Monthly	1,191
	CMBX NA BBB-.13 Index	BBB-/P	5,420	59,000	3,646	12/16/72	300 bp — Monthly	1,808
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	3,893	12/16/72	300 bp — Monthly	7,988
	CMBX NA BBB-.13 Index	BBB-/P	13,244	81,000	5,006	12/16/72	300 bp — Monthly	8,285
	CMBX NA BBB-.13 Index	BBB-/P	5,112	92,000	5,686	12/16/72	300 bp — Monthly	(520)
	CMBX NA BBB-.13 Index	BBB-/P	15,735	100,000	6,180	12/16/72	300 bp — Monthly	9,614
	CMBX NA BBB-.13 Index	BBB-/P	26,928	171,000	10,568	12/16/72	300 bp — Monthly	16,460
	CMBX NA BBB-.13 Index	BBB-/P	27,786	304,000	18,787	12/16/72	300 bp — Monthly	9,176
	CMBX NA BBB-.13 Index	BBB-/P	70,525	358,000	22,124	12/16/72	300 bp — Monthly	48,609
	CMBX NA BBB-.6 Index	BB/P	752	9,000	2,403	5/11/63	300 bp — Monthly	(1,646)
	CMBX NA BBB-.6 Index	BB/P	1,541	21,000	5,607	5/11/63	300 bp — Monthly	(4,054)
	CMBX NA BBB-.6 Index	BB/P	3,126	39,000	10,413	5/11/63	300 bp — Monthly	(7,264)
	CMBX NA BBB-.6 Index	BB/P	3,446	46,000	12,282	5/11/63	300 bp — Monthly	(8,809)
	CMBX NA BBB-.6 Index	BB/P	9,375	142,000	37,914	5/11/63	300 bp — Monthly	(28,456)
	CMBX NA BBB-.6 Index	BB/P	9,454	144,000	38,448	5/11/63	300 bp — Monthly	(28,910)
	CMBX NA BBB-.6 Index	BB/P	183,195	531,000	141,777	5/11/63	300 bp — Monthly	41,728
	CMBX NA BBB-.6 Index	BB/P	562,325	8,488,000	2,266,296	5/11/63	300 bp — Monthly	(1,699,011)

Upfront premium received			10,717,175		Unrealized appreciation			1,430,462

Upfront premium (paid)			—		Unrealized (depreciation)			(8,541,140)

	Total		$10,717,175				Total	$(7,110,678)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(14,611)	$140,000	$48,594	11/17/59	(500 bp) — Monthly	$33,847
CMBX NA BB.10 Index	(12,500)	114,000	39,569	11/17/59	(500 bp) — Monthly	26,959
CMBX NA BB.11 Index	(54,156)	418,000	98,063	11/18/54	(500 bp) — Monthly	43,500
CMBX NA BB.11 Index	(13,574)	144,000	33,782	11/18/54	(500 bp) — Monthly	20,069
CMBX NA BB.11 Index	(3,877)	76,000	17,830	11/18/54	(500 bp) — Monthly	13,879
CMBX NA BB.11 Index	(2,231)	43,000	10,088	11/18/54	(500 bp) — Monthly	7,815
CMBX NA BB.12 Index	(13,050)	40,000	8,432	8/17/61	(500 bp) — Monthly	(4,657)
CMBX NA BB.12 Index	(3,675)	7,000	1,476	8/17/61	(500 bp) — Monthly	(2,206)
CMBX NA BB.8 Index	(8,940)	72,000	28,613	10/17/57	(500 bp) — Monthly	19,603
CMBX NA BB.9 Index	(85,260)	826,000	279,188	9/17/58	(500 bp) — Monthly	193,125
CMBX NA BB.9 Index	(19,033)	295,000	99,710	9/17/58	(500 bp) — Monthly	80,390
CMBX NA BB.9 Index	(8,581)	133,000	44,954	9/17/58	(500 bp) — Monthly	36,244
CMBX NA BB.9 Index	(3,140)	80,000	27,040	9/17/58	(500 bp) — Monthly	23,822
CMBX NA BB.9 Index	(2,755)	76,000	25,688	9/17/58	(500 bp) — Monthly	22,859
CMBX NA BB.9 Index	(1,854)	46,000	15,548	9/17/58	(500 bp) — Monthly	13,649
CMBX NA BBB-.10 Index	(189,131)	1,100,000	135,960	11/17/59	(300 bp) — Monthly	(53,812)
CMBX NA BBB-.10 Index	(55,015)	237,000	29,293	11/17/59	(300 bp) — Monthly	(25,860)
CMBX NA BBB-.10 Index	(38,410)	161,000	19,900	11/17/59	(300 bp) — Monthly	(18,605)
CMBX NA BBB-.10 Index	(24,448)	112,000	13,843	11/17/59	(300 bp) — Monthly	(10,671)
CMBX NA BBB-.10 Index	(23,069)	106,000	13,102	11/17/59	(300 bp) — Monthly	(10,029)
CMBX NA BBB-.10 Index	(17,963)	73,000	9,023	11/17/59	(300 bp) — Monthly	(8,983)
CMBX NA BBB-.12 Index	(10,806)	53,000	4,187	8/17/61	(300 bp) — Monthly	(6,650)
CMBX NA BBB-.12 Index	(4,282)	21,000	1,659	8/17/61	(300 bp) — Monthly	(2,635)
CMBX NA BBB-.10 Index	(47,966)	161,000	19,900	11/17/59	(300 bp) — Monthly	(28,160)
CMBX NA BBB-.11 Index	(62,094)	194,000	14,783	11/18/54	(300 bp) — Monthly	(47,424)
CMBX NA BBB-.11 Index	(28,427)	87,000	6,629	11/18/54	(300 bp) — Monthly	(21,848)
CMBX NA BBB-.11 Index	(18,042)	55,000	4,191	11/18/54	(300 bp) — Monthly	(13,883)
CMBX NA BBB-.11 Index	(654)	2,000	152	11/18/54	(300 bp) — Monthly	(503)
CMBX NA BBB-.12 Index	(83,202)	249,000	19,671	8/17/61	(300 bp) — Monthly	(63,677)
CMBX NA BBB-.12 Index	(71,356)	203,000	16,037	8/17/61	(300 bp) — Monthly	(55,437)
CMBX NA BBB-.12 Index	(67,433)	194,000	15,326	8/17/61	(300 bp) — Monthly	(52,220)
CMBX NA BBB-.12 Index	(63,787)	181,000	14,299	8/17/61	(300 bp) — Monthly	(49,594)
CMBX NA BBB-.12 Index	(54,779)	164,000	12,956	8/17/61	(300 bp) — Monthly	(41,918)
CMBX NA BBB-.12 Index	(33,821)	99,000	7,821	8/17/61	(300 bp) — Monthly	(26,058)
CMBX NA BBB-.12 Index	(24,917)	79,000	6,241	8/17/61	(300 bp) — Monthly	(18,722)
CMBX NA BBB-.9 Index	(27,445)	116,000	13,792	9/17/58	(300 bp) — Monthly	(13,720)
Credit Suisse International
CMBX NA BB.10 Index	(38,693)	290,000	100,659	11/17/59	(500 bp) — Monthly	61,684
CMBX NA BB.10 Index	(34,367)	289,000	100,312	11/17/59	(500 bp) — Monthly	65,664
CMBX NA BB.10 Index	(18,893)	152,000	52,759	11/17/59	(500 bp) — Monthly	33,718
CMBX NA BB.7 Index	(61,796)	335,000	130,315	1/17/47	(500 bp) — Monthly	68,193
CMBX NA BB.7 Index	(4,770)	29,000	11,281	1/17/47	(500 bp) — Monthly	6,483
CMBX NA BB.9 Index	(112,678)	1,124,000	379,912	9/17/58	(500 bp) — Monthly	266,142
Goldman Sachs International
CMBX NA BB.6 Index	(12,481)	122,000	51,765	5/11/63	(500 bp) — Monthly	39,165
CMBX NA BB.7 Index	(32,233)	213,000	82,857	1/17/47	(500 bp) — Monthly	50,417
CMBX NA BB.12 Index	(19,406)	53,000	11,172	8/17/61	(500 bp) — Monthly	(8,285)
CMBX NA BB.7 Index	(38,667)	236,000	91,804	1/17/47	(500 bp) — Monthly	52,907
CMBX NA BB.7 Index	(25,361)	150,000	58,350	1/17/47	(500 bp) — Monthly	32,844
CMBX NA BB.7 Index	(25,381)	125,000	48,625	1/17/47	(500 bp) — Monthly	23,122
CMBX NA BB.7 Index	(18,621)	102,000	39,678	1/17/47	(500 bp) — Monthly	20,958
CMBX NA BB.8 Index	(2,606)	23,000	9,140	10/17/57	(500 bp) — Monthly	6,512
CMBX NA BB.9 Index	(2,524)	65,000	21,970	9/17/58	(500 bp) — Monthly	19,382
CMBX NA BB.9 Index	(4,617)	29,000	9,802	9/17/58	(500 bp) — Monthly	5,157
CMBX NA BB.9 Index	(2,212)	14,000	4,732	9/17/58	(500 bp) — Monthly	2,507
CMBX NA BB.9 Index	(2,236)	14,000	4,732	9/17/58	(500 bp) — Monthly	2,482
CMBX NA BBB-.10 Index	(10,061)	46,000	5,686	11/17/59	(300 bp) — Monthly	(4,402)
CMBX NA BBB-.12 Index	(8,968)	46,000	3,634	8/17/61	(300 bp) — Monthly	(5,361)
CMBX NA BBB-.12 Index	(48,631)	144,000	11,376	8/17/61	(300 bp) — Monthly	(37,339)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(326,686)	599,000	140,525	11/18/54	(500 bp) — Monthly	(186,743)
CMBX NA BB.12 Index	(160,920)	293,000	61,764	8/17/61	(500 bp) — Monthly	(99,441)
CMBX NA BB.17 Index	(495,531)	1,012,000	393,668	1/17/47	(500 bp) — Monthly	(102,847)
CMBX NA BB.8 Index	(52,536)	106,000	42,124	10/17/57	(500 bp) — Monthly	(10,515)
CMBX NA BB.9 Index	(48,926)	99,000	33,462	9/17/58	(500 bp) — Monthly	(15,560)
CMBX NA BBB-.10 Index	(10,885)	66,000	8,158	11/17/59	(300 bp) — Monthly	(2,766)
CMBX NA BBB-.10 Index	(29,298)	104,000	12,854	11/17/59	(300 bp) — Monthly	(16,504)
CMBX NA BBB-.10 Index	(15,790)	53,000	6,551	11/17/59	(300 bp) — Monthly	(9,270)
CMBX NA BBB-.11 Index	(31,430)	100,000	7,620	11/18/54	(300 bp) — Monthly	(23,869)
CMBX NA BBB-.11 Index	(30,627)	95,000	7,239	11/18/54	(300 bp) — Monthly	(23,443)
CMBX NA BBB-.11 Index	(26,401)	84,000	6,401	11/18/54	(300 bp) — Monthly	(20,050)
CMBX NA BBB-.11 Index	(5,650)	18,000	1,372	11/18/54	(300 bp) — Monthly	(4,288)
CMBX NA BBB-.7 Index	(214,338)	913,000	181,504	1/17/47	(300 bp) — Monthly	(33,367)
Merrill Lynch International
CMBX NA BB.10 Index	(15,875)	279,000	96,841	11/17/59	(500 bp) — Monthly	80,695
CMBX NA BB.11 Index	(101,812)	206,000	48,328	11/18/54	(500 bp) — Monthly	(53,685)
CMBX NA BB.9 Index	(36,425)	935,000	316,030	9/17/58	(500 bp) — Monthly	278,696
CMBX NA BBB-.10 Index	(20,367)	94,000	11,618	11/17/59	(300 bp) — Monthly	(8,803)
CMBX NA BBB-.7 Index	(32,451)	396,000	78,725	1/17/47	(300 bp) — Monthly	46,043
Morgan Stanley & Co. International PLC
CMBX NA BBB-.7 Index	(17,831)	175,000	34,790	1/17/47	(300 bp) — Monthly	16,857
CMBX NA BB.10 Index	(14,683)	140,000	48,594	11/17/59	(500 bp) — Monthly	33,775
CMBX NA BB.11 Index	(3,049)	32,000	7,507	11/18/54	(500 bp) — Monthly	4,427
CMBX NA BB.12 Index	(10,868)	152,000	32,042	8/17/61	(500 bp) — Monthly	21,026
CMBX NA BB.12 Index	(7,605)	144,000	30,355	8/17/61	(500 bp) — Monthly	22,610
CMBX NA BB.12 Index	(7,667)	105,000	22,134	8/17/61	(500 bp) — Monthly	14,365
CMBX NA BB.12 Index	(40,800)	68,000	14,334	8/17/61	(500 bp) — Monthly	(26,532)
CMBX NA BB.12 Index	(3,668)	52,000	10,962	8/17/61	(500 bp) — Monthly	7,243
CMBX NA BB.12 Index	(2,777)	34,000	7,167	9/17/58	(500 bp) — Monthly	4,357
CMBX NA BB.7 Index	(39,014)	194,000	75,466	1/17/47	(500 bp) — Monthly	36,263
CMBX NA BB.7 Index	(17,547)	91,000	35,399	1/17/47	(500 bp) — Monthly	17,763
CMBX NA BB.7 Index	(11,040)	59,000	22,951	1/17/47	(500 bp) — Monthly	11,854
CMBX NA BB.7 Index	(6,055)	30,000	11,670	1/17/47	(500 bp) — Monthly	5,586
CMBX NA BB.8 Index	(30,651)	62,000	24,639	10/17/57	(500 bp) — Monthly	(6,073)
CMBX NA BB.9 Index	(5,010)	142,000	47,996	9/17/58	(500 bp) — Monthly	42,848
CMBX NA BB.9 Index	(5,782)	94,000	31,772	9/17/58	(500 bp) — Monthly	25,899
CMBX NA BB.9 Index	(8,785)	66,000	22,308	9/17/58	(500 bp) — Monthly	13,459
CMBX NA BB.9 Index	(3,952)	65,000	21,970	9/17/58	(500 bp) — Monthly	17,955
CMBX NA BB.9 Index	(8,830)	65,000	21,970	9/17/58	(500 bp) — Monthly	13,077
CMBX NA BB.9 Index	(8,614)	63,000	21,294	9/17/58	(500 bp) — Monthly	12,619
CMBX NA BB.9 Index	(9,506)	63,000	21,294	9/17/58	(500 bp) — Monthly	11,727
CMBX NA BB.9 Index	(1,876)	48,000	16,224	9/17/58	(500 bp) — Monthly	14,301
CMBX NA BB.9 Index	(1,685)	34,000	11,492	9/17/58	(500 bp) — Monthly	9,774
CMBX NA BB.9 Index	(4,541)	30,000	10,140	9/17/58	(500 bp) — Monthly	5,570
CMBX NA BB.9 Index	(4,541)	30,000	10,140	9/17/58	(500 bp) — Monthly	5,570
CMBX NA BB.9 Index	(352)	4,000	1,352	9/17/58	(500 bp) — Monthly	996
CMBX NA BBB-.10 Index	(51,248)	304,000	37,574	11/17/59	(300 bp) — Monthly	(13,851)
CMBX NA BBB-.10 Index	(27,435)	116,000	14,338	11/17/59	(300 bp) — Monthly	(13,165)
CMBX NA BBB-.10 Index	(24,867)	102,000	12,607	11/17/59	(300 bp) — Monthly	(12,319)
CMBX NA BBB-.10 Index	(13,546)	59,000	7,292	11/17/59	(300 bp) — Monthly	(6,288)
CMBX NA BBB-.10 Index	(12,006)	55,000	6,798	11/17/59	(300 bp) — Monthly	(5,240)
CMBX NA BBB-.10 Index	(4,987)	23,000	2,843	11/17/59	(300 bp) — Monthly	(2,158)
CMBX NA BBB-.10 Index	(4,325)	20,000	2,472	11/17/59	(300 bp) — Monthly	(1,865)
CMBX NA BBB-.11 Index	(26,216)	84,000	6,401	11/18/54	(300 bp) — Monthly	(19,865)
CMBX NA BBB-.11 Index	(5,352)	34,000	2,591	11/18/54	(300 bp) — Monthly	(2,779)
CMBX NA BBB-.11 Index	(5,697)	18,000	1,372	11/18/54	(300 bp) — Monthly	(4,336)
CMBX NA BBB-.7 Index	(14,539)	229,000	45,525	1/17/47	(300 bp) — Monthly	30,852

Upfront premium received	—			Unrealized appreciation		2,099,305

Upfront premium (paid)	(3,842,381)			Unrealized (depreciation)		(1,358,281)

Total	$(3,842,381)				Total	$741,024

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $229,983,799.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$12,804,784	$16,572,648	$17,535,318	$4,779	$11,842,114

	Total Short-term investments	$12,804,784	$16,572,648	$17,535,318	$4,779	$11,842,114
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $347,992.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $13,162,997.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,426,822.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $180,697,087 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,042,003 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,162,997 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$435	$—	$—
Consumer cyclicals	109,755	4,007	—
Energy	14,009	93	186
Health care	4,344	—	—
Utilities and power	—	9,820	—

Total common stocks	128,543	13,920	186
Asset-backed securities	—	1,815,911	—
Convertible bonds and notes	—	18,876,767	—
Corporate bonds and notes	—	53,020,464	135
Foreign government and agency bonds and notes	—	30,582,931	—
Mortgage-backed securities	—	99,118,964	—
Purchased options outstanding	—	1,862,355	—
Purchased swap options outstanding	—	8,113,974	—
Senior loans	—	7,273,891	—
U.S. government and agency mortgage obligations	—	152,131,240	—
U.S. treasury obligations	—	1,070,501	—
Warrants	—	—	6,844
Short-term investments	11,872,114	16,499,187	—

Totals by level	$12,000,657	$390,380,105	$7,165
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$178,309	$—
Futures contracts	(130,981)	—	—
Written options outstanding	—	(578,070)	—
Written swap options outstanding	—	(9,825,344)	—
Forward premium swap option contracts	—	1,561,606	—
TBA sale commitments	—	(62,230,782)	—
Interest rate swap contracts	—	(796,771)	—
Total return swap contracts	—	(2,562,105)	—
Credit default contracts	—	(13,244,448)	—

Totals by level	$(130,981)	$(87,497,605)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$138,200,000
Purchased currency option contracts (contract amount)	$73,500,000
Purchased swap option contracts (contract amount)	$556,300,000
Written TBA commitment option contracts (contract amount)	$133,300,000
Written currency option contracts (contract amount)	$74,300,000
Written swap option contracts (contract amount)	$457,100,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$247,600,000
Centrally cleared interest rate swap contracts (notional)	$829,700,000
OTC total return swap contracts (notional)	$14,600,000
Centrally cleared total return swap contracts (notional)	$151,900,000
OTC credit default contracts (notional)	$89,300,000
Warrants (number of warrants)	7,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com